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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: ______

   This Amendment (Check only one):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Red Mountain Capital Partners LLC
Address: 10100 Santa Monica Boulevard, Suite 925
         Los Angeles, California 90067

Form 13F File Number: 28- 13680

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Willem Mesdag
Title: Authorized Signatory
Phone: (310) 432-0200

Signature, Place, and Date of Signing:

/s/ Willem Mesdag                   Los Angeles, CA      February 14, 2013
------------------------------      -----------------    -----------------
[Signature]                         [City, State]        [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     1
                                         ----------------------

Form 13F Information Table Entry Total:               11
                                         ----------------------

Form 13F Information Table Value Total:         $183,280
                                         ----------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number           Name
--- -----------------------------  ------------------------------------

 1  28- 13678                      RMCP GP LLC

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                          FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN 2      COLUMN 3 COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------                       --------------  --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                             VOTING AUTHORITY
                                                          VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                 TITLE OF CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------                 --------------  --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----

AIR TRANSPORT SERVICES GRP I   COM             00922R105   44,721 11,152,425 SH       DEFINED           1 11,152,425      0    0

ANDERSONS INC                  COM             034164103    7,979    186,000 SH       DEFINED           1    186,000      0    0

CASUAL MALE RETAIL GRP INC     COM             148711302      619    147,284 SH       DEFINED           1    147,284      0    0

ENCORE CAP GROUP INC           COM             292554102   30,070    982,036 SH       DEFINED           1    982,036      0    0

HARRY WINSTON DIAMOND CORP     COM             41587B100   13,352    949,000 SH       DEFINED           1    949,000      0    0

MARLIN BUSINESS SVCS CORP      COM             571157106   25,274  1,259,902 SH       DEFINED           1  1,259,902      0    0

MEDIFAST INC                   COM             58470H101    1,025     38,844 SH       DEFINED           1     38,844      0    0

NATURES SUNSHINE PRODUCTS IN   COM             639027101   28,663  1,979,490 SH       DEFINED           1  1,979,490      0    0

RADNET INC                     COM             750491102    9,374  3,705,048 SH       DEFINED           1  3,705,048      0    0

STR HLDGS INC                  COM             78478V100   15,634  6,204,132 SH       DEFINED           1  6,204,132      0    0

TRUE RELIGION APPAREL INC      COM             89784N104    6,569    258,414 SH       DEFINED           1    258,414      0    0